Operating Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating Expenses
27.	Operating Expenses

Operating expenses for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
Salaries and wages	￦	3,477,596	￦	3,568,456	￦	3,845,842
Depreciation		2,762,773		2,745,969		2,674,205
Amortization of intangible assets		582,493		618,533		607,527
Commissions		1,099,429		1,085,865		1,080,168
Interconnection charges		690,285		640,612		579,613
International interconnection fee		216,633		214,058		226,627
Purchase of inventories		3,407,263		4,053,693		4,414,094
Changes of inventories		162,323		(187,439)		(432,607)
Sales commission		1,968,035		2,201,778		1,942,841
Service cost		1,322,337		1,428,405		1,540,869
Utilities		323,406		323,313		323,411
Taxes and dues		255,480		279,574		285,131
Rent		455,457		448,772		460,377
Insurance premium		178,231		69,384		73,654
Installation fee		156,669		146,783		143,669
Advertising expenses		185,560		197,114		157,675
Research and development expenses		167,881		168,635		176,758
Card service cost		3,049,559		3,094,894		3,112,618
Others		1,319,688		1,379,438		1,122,718

Total	￦	21,781,098	￦	22,477,837	￦	22,335,190

Details of employee benefits for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
Short-term employee benefits	￦	3,206,904	￦	3,297,944	￦	3,505,214
Post-employment benefits(Defined benefit plan)		208,942		209,770		232,045
Post-employment benefits(Defined contribution plan)		46,023		45,936		48,210
Post-employment benefits(Others)		8,017		6,949		51,934
Share-based payment		7,710		7,660		8,439

Total	￦	3,477,596	￦	3,568,259	￦	3,845,842